Net gain or loss on financial instruments at fair value through profit or loss - Summary of gains related to financial instruments at FVTPL (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Income, expense, gains or losses of financial instruments [abstract]
Gain on financial instruments at FVTPL	₩ 1,512,430			₩ 488,486	₩ 238,502
Loss on financial instruments designated to be measured at FVTPL	(19,647)	[1]		0	0
Total	₩ 1,492,783		$ 1,010,002	₩ 488,486	₩ 238,502

[1]	The amounts recognized in other comprehensive income related to financial liabilities designated to be measured at FVTPL are 1,831 million Won during the year ended December 31, 2024.